Fair Value Measurements (Details) - Schedule of Financial Instruments Measured at Fair Value - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option	$ 18,014,033	$ 20,082,880
Derivative Liabilities
Total Derivative Liabilities	2,774,918	2,882,692	185,011
Level 1 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option
Derivative Liabilities
Total Derivative Liabilities
Level 2 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option
Derivative Liabilities
Total Derivative Liabilities
Level 3 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option	18,014,033	20,082,880
Derivative Liabilities
Total Derivative Liabilities	2,774,918	2,882,692	185,011
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option	18,014,033	20,082,880
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023 [Member] | Level 1 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023 [Member] | Level 2 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023 [Member] | Level 3 [Member]
Notes Payable, Fair Value Option
Total Notes Payable, Fair Value Option	18,014,033	20,082,880
Warrant [Member]
Derivative Liabilities
Total Derivative Liabilities	2,774,918	2,882,692	13,986
Warrant [Member] | Level 1 [Member]
Derivative Liabilities
Total Derivative Liabilities
Warrant [Member] | Level 2 [Member]
Derivative Liabilities
Total Derivative Liabilities
Warrant [Member] | Level 3 [Member]
Derivative Liabilities
Total Derivative Liabilities	$ 2,774,918	$ 2,882,692	$ 13,986